united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	10/31

Date of reporting period:	10/31/20

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Standpoint Multi-Asset Fund
Annual Report October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (866) 738-1128. If you hold your account with a financial intermediary, you will need to contact that intermediary to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Fund Adviser: Standpoint Asset Management, LLC 4250 N. Drinkwater Blvd. Suite 300 Scottsdale, AZ 85251 Toll Free (866) 738-1128

Management’s Discussion of Fund Performance (Unaudited)

Dear Shareholders,

We are pleased to present our annual shareholder letter as of October 31, 2020. The Standpoint Multi-Asset Fund (the “Fund”) utilizes an “all-weather” strategy to invest in global commodities, currencies, equities, and fixed income. Our process was designed to balance risk/reward in varied economic environments including inflation, deflation, stagflation, and growth. We believe the Fund is a potential risk-mitigation and return-enhancement solution for investors that seek to reduce overreliance on traditional equity and fixed income investments.

PERFORMANCE

The Fund (institutional share class) was +2.50% from December 30th, 2019 (commencement of operations) to October 31st, 2020. The Fund’s benchmark 50% MSCI World Index / 50% BofAML 3-Month T-Bill, was -0.28% over the same period. The worst decline for the Fund occurred from February 12th to March 18th and measured -9.33%. The Fund’s benchmark experienced a worst decline of -17.03% over the same period.

The first ten months of 2020 have been a good test case for Standpoint’s view on multi-asset diversification. This year seems to have experienced a bit of everything: bull market, bear market, political risk, geo-political tension, pandemic, and monetary and fiscal policy experiments. Our thesis is that trend-oriented macro themes in global commodities, currencies, and bonds can be a source of increased diversification and returns, especially during periods of high uncertainty and economic turbulence.

The most effective macro theme this year was the decline in global energy markets. The Fund benefitted significantly by identifying this emerging trend in late January and establishing short positions in markets such as crude oil, natural gas, gasoline, and heating oil. In our experience, major stock market declines almost always correspond with one or more significant supply/demand imbalances that develop in non-equity markets. This time it was the energy markets. Next time it could be in the metals, currencies, or agricultural markets.

Another important macro theme was the increase in prices across multiple asset classes as a result of economic policy responses to the COVID outbreak. From April to October the Fund benefitted from dedicated long positions in U.S. and foreign equities, as well as long positions in agricultural markets such as soybeans and precious metals like gold and silver.

The Fund also benefitted from long positions in U.S. government bonds in 2020. However, it is important to note that we do not hold dedicated long positions in bonds. Instead, bond exposures are considered as opportunistic macro themes just like commodities and currencies. This is especially relevant today, as virtually all global investment grade bonds currently offer yields that are significantly below the rate of inflation and typical advisory fees. We think bonds are unlikely to have positive real returns in the foreseeable future.

Management’s Discussion of Fund Performance (Unaudited) (continued)

COVID19

The partners at Standpoint have always maintained a distributed working capability, with the flexibility to work remotely when necessary. We can comfortably perform our duties even during extended lockdowns.

The first quarter of 2020 included the fastest 30% equity market decline in recorded history and extremely volatile moves in global currencies, fixed income, and commodity markets. Such moves drive home the point that markets will at times become hostile with no clear warning. Years of accumulated unrealized gains can be lost in less than one quarter, encouraging emotional and irrational investment decisions.

The COVID19 crisis has been a significant test for alternative investment strategies. Once again, investors are reminded that diversification can disappear when needed most. The partners at Standpoint have conducted extensive research into the diversification benefits of alternative investments and strategies for over 20 years. It is our strong opinion that many alternatives should not be relied upon for meaningful diversification in hostile equity market conditions. We have repeatedly observed that most alternatives have declined with equities in stressed economic conditions and have often underperformed during a subsequent recovery. We believe an “all-weather” approach that capitalizes on thematic macro trends in global commodities, currencies, and bonds has the characteristics that investors seek from an alternative investment.

LOOKING FORWARD

Having the flexibility to participate in global commodity and currency themes may be more important today than at any other point in our careers. Equity valuations are arguably very rich by historical standards. Investment grade bonds are almost universally forcing investors to accept negative real yields. Many traditional investment axioms are facing a test for which they are unprepared. We built the “all-weather” portfolio to deal with this eventuality, and it has arrived.

Standpoint Asset Management, LLC

Investments Results (Unaudited)

Total Returns(a) (for the period ended October 31, 2020)

Since Inception (12/30/19)
Standpoint Multi-Asset Fund
Institutional Class	2.50%
Investor Class	2.30%
50% MSCI World Index / 50% ICE BofAML 3-month T-Bill (b)	(0.28)%

	Expense Ratios(c)
	Institutional Class	Investor Class
Gross	1.93%	2.18%
With Applicable Waivers	1.26%	1.51%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Standpoint Multi-Asset Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (866) 738-1128.

(a)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b)

The MSCI World Index (the “Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. An individual cannot invest directly in the Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The ICE BofAML 3-Month U.S. Treasury Bill Index (“Index”) is an unmanaged market index of U.S. Treasury securities maturing in 90 days. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios, which include acquired fund fees and expenses of 0.02%, are from the Fund’s prospectus dated October 29, 2019. Standpoint Asset Management, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.24% of the Fund’s average daily net assets through February 28, 2021. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. This expense cap may not be terminated prior to this date except by the Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of October 31, 2020 can be found on the financial highlights, which do not include acquired fund fees and expenses.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (866) 738-1128.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Investment Results (Unaudited) (continued)

This graph shows the value of a hypothetical initial investment of $10,000 made on December 30, 2019 (commencement of operations) for the Investor Class and held through October 31, 2020. The MSCI World Index (the “MSCI Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The MSCI Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. An individual cannot invest directly in the MSCI Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The ICE BofAML 3-Month U.S. Treasury Bill Index (“ICE BofAML Index”) is an unmanaged market index of U.S. Treasury securities maturing in 90 days. The ICE BofAML Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The ICE BofAML Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the ICE BofAML Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Investment Results (Unaudited) (continued)

Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call (866) 738-1128. The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the investment company and should be read carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The investment objective of the Fund is positive absolute returns.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Standpoint Multi-Asset Fund
Consolidated Schedule of Investments

October 31, 2020

	Shares	Fair Value
Exchange-Traded Funds — 47.66%
iShares Core MSCI EAFE ETF	14,000	$814,240
iShares Core S&P Total US Stock Market ETF	18,900	1,399,545
Schwab International Equity ETF	27,100	821,672
Schwab Short-Term Treasury ETF	4,000	205,840
Schwab U.S. Broad Market ETF	17,900	1,397,274
SPDR Portfolio Developed World EX-US ETF	29,200	826,360
SPDR Portfolio Total Stock Market ETF	34,800	1,390,608
Vanguard FTSE Developed Markets ETF	20,800	820,560
Vanguard Short-Term Treasury ETF	2,500	155,100
Vanguard Total Stock Market ETF	8,400	1,402,716
Total Exchange-Traded Funds
(Cost $9,307,733)		9,233,915

Money Market Funds — 3.63%
Fidelity Investments Money Market Government Portfolio, Class I, 0.01%(a)	703,574	703,574
TOTAL MONEY MARKET FUNDS
(Cost $703,574)		703,574
Total Investments — 51.29%
(Cost $10,011,307)		9,937,489
Other Assets in Excess of Liabilities — 48.71%(b)		9,437,614
Net Assets — 100.00%		$19,375,103

(a)	Rate disclosed is the seven day effective yield as of October 31, 2020.
(b)	Includes cash held as margin for futures contracts.

See accompanying notes which are an integral part of these financial statements.	7

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts

October 31, 2020

	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
LONG CONTRACTS
10 Year US Treasury Note Future	21	December 2020	$2,902,594	$(19,609)
2 Year US Treasury Note Future	13	January 2021	2,870,969	(289)
5 Year US Treasury Note Future	21	January 2021	2,637,633	(5,781)
ASX SPI 200 Index Future	1	December 2020	103,500	(5,274)
Australian Dollar Future	4	December 2020	281,200	(10,962)
British Pound Future	2	December 2020	162,013	(53)
Canada Canola Future(a)	2	January 2021	16,291	265
Canadian 10 Year Bond Future	4	December 2020	453,495	(632)
Canadian Dollar Future	1	December 2020	75,095	(805)
CHF/USD Futures	2	December 2020	272,925	(3,319)
Chicago SRW Wheat Future(a)	4	December 2020	119,700	426
Copper Future(a)	2	December 2020	152,375	8,950
Corn Future(a)	16	December 2020	318,800	(2,950)
Cotton No.2 Future(a)	2	December 2020	68,920	(1,500)
Crude Soybean Oil Future(a)	2	December 2020	40,332	594
E-mini S&P 500 Future	13	December 2020	2,122,056	(84,772)
Euro Bund Future	5	December 2020	1,025,917	1,824
Euro FX Future	20	December 2020	2,913,750	(64,931)
Euro-BOBL German Government Bond Future	4	December 2020	633,058	125
Euro-BTP Italian Government Bond Future	4	December 2020	696,983	18,489
Euro-BUXL 30 Year Bond	1	December 2020	266,465	815
Eurodollar Future	15	March 2021	3,742,312	(350)
Euro-OAT Future	5	December 2020	990,740	3,802
Gold Future(a)	6	December 2020	1,127,940	(42,960)
Hard Red Winter Wheat Future(a)	2	December 2020	54,125	662
Japanese Yen Future	3	December 2020	358,406	(700)
LME Copper Future(a)	2	December 2020	335,737	10,119
LME Nickel(a)	1	December 2020	90,846	(1,254)
LME Primary Aluminum Future(a)	2	January 2021	92,575	–
LME Zinc(a)	1	December 2020	62,938	1,300
Long Gilt Future	4	December 2020	703,096	(705)
Mexican Peso Future	2	December 2020	46,860	160
Milling Wheat Future(a)	4	March 2021	47,874	189
MSCI EAFE Index Future	1	December 2020	89,195	(3,740)
Nikkei 225 Future Contract	1	December 2020	218,527	(3,486)
NZD/USD New Zealand Future	1	December 2020	66,100	(705)
Silver Future(a)	2	December 2020	236,460	(34,040)

8	See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts (continued)

October 31, 2020

	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
LONG CONTRACTS (continued)
Soybean Future(a)	10	January 2021	$528,125	$2,412
Soybean Meal Future(a)	5	December 2020	189,300	12,250
Sugar No. 11 Future(a)	4	March 2021	64,333	504
Tokyo Price Index Future	1	December 2020	150,237	(5,786)
Ultra 10 Year US Treasury Note Future	6	December 2020	943,688	(12,265)
Net unrealized depreciation from long futures contracts				$(243,982)

SHORT CONTRACTS
Brent Crude Future(a)	(4)	December 2020	$(151,760)	$21,040
CBOE Volatility Index (VIX) Future	(1)	November 2020	(34,100)	(5,350)
Crude Oil Future(a)	(4)	November 2020	(143,160)	26,650
Low Sulphur Gas Oil Future(a)	(4)	December 2020	(122,800)	15,900
NY Harbor ULSD Future(a)	(2)	December 2020	(91,216)	6,669
Net unrealized appreciation from short futures contracts				$64,909

(a)	Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.

See accompanying notes which are an integral part of these financial statements.	9

Standpoint Multi-Asset Fund
Consolidated Statement of Assets and Liabilities

October 31, 2020

Assets
Investments in securities, at fair value (cost $10,011,307)	$9,937,489
Foreign currencies, at value (cost $127,785)	126,586
Cash held at broker for futures contract transactions(a)	1,339,624
Cash and cash equivalents	8,024,838
Dividends and interest receivable	662
Receivable from Adviser	5,300
Prepaid expenses	25,518
Total Assets	19,460,017
Liabilities
Payable for net variation margin on futures contracts	40,597
Accrued 12b-1 fees - Investor class	274
Payable to Administrator	9,411
Other accrued expenses	34,632
Total Liabilities	84,914
Net Assets	$19,375,103
Net Assets consist of:
Paid-in capital	19,349,412
Accumulated earnings	25,691
Net Assets	$19,375,103
Net Assets: Institutional Class	$18,019,042
Shares outstanding (unlimited number of shares authorized, no par value)	1,758,349
Net asset value, offering and redemption price per share	$10.25
Net Assets: Investor Class	$1,356,061
Shares outstanding (unlimited number of shares authorized, no par value)	132,565
Net asset value, offering and redemption price per share	$10.23

(a)	Cash held as collateral at broker.

10	See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Consolidated Statement of Operations

For the period ended October 31, 2020(a)

Investment Income
Dividend income	$61,334
Interest income	4,584
Total investment income	65,918
Expenses
Adviser	95,212
Fund accounting	45,765
Audit and tax	33,000
Registration	29,235
Administration	20,000
Transfer agent	17,500
Legal	17,307
Trustee	13,729
Custodian	11,908
Chief Compliance Officer	10,000
Report printing	7,944
12b-1 fees- Investor class	1,441
Pricing	384
Insurance	357
Miscellaneous	20,835
Total expenses	324,617
Fees waived and expenses reimbursed by Adviser	(227,919)
Net operating expenses	96,698
Net investment loss	(30,780)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(108,267)
Foreign currency translations	(4,088)
Futures contracts	260,048
Change in unrealized depreciation on:
Investment securities	(73,818)
Foreign currency translations	(1,199)
Futures contracts	(179,073)
Net realized and unrealized gain (loss) on investment securities, foreign currency translations and futures contracts	(106,397)
Net decrease in net assets resulting from operations	$(137,177)

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.

See accompanying notes which are an integral part of these financial statements.	11

Standpoint Multi-Asset Fund
Consolidated Statement of Changes in Net Assets

For the Period Ended October 31, 2020(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(30,780)
Net realized gain on investment securities, foreign currency translations and futures contracts	147,693
Change in unrealized depreciation on investment securities, foreign currency translations and futures contracts	(254,090)
Net decrease in net assets resulting from operations	(137,177)
Capital Transactions - Institutional Class
Proceeds from shares sold	20,860,186
Amount paid for shares redeemed	(2,705,434)
Total Institutional Class	18,154,752
Capital Transactions - Investor Class
Proceeds from shares sold	1,853,902
Amount paid for shares redeemed	(496,374)
Total Investor Class	1,357,528
Net increase in net assets resulting from capital transactions	19,512,280
Total Increase in Net Assets	19,375,103
Net Assets
Beginning of year	$—
End of year	$19,375,103
Share Transactions - Institutional Class
Shares sold	2,023,909
Shares redeemed	(265,560)
Total Institutional Class	1,758,349
Share Transactions - Investor Class
Shares sold	179,679
Shares redeemed	(47,114)
Total Investor Class	132,565
Net increase in shares outstanding	1,890,914

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.

12	See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund - Institutional Class
Consolidated Financial Highlights

(For a share outstanding during the period)

	For the Period Ended October 31, 2020 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain on investments	0.27
Total from investment operations	0.25

Net asset value, end of period	$10.25

Total Return(b)	2.50	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$18,019
Ratio of net expenses to average net assets	1.24	%(d)
Ratio of expenses to average net assets before waiver and reimbursement	4.21	%(d)
Ratio of net investment loss to average net assets	(0.39	)%(d)
Portfolio turnover rate(e)	15	%(c)

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.	13

Standpoint Multi-Asset Fund - Investor Class
Consolidated Financial Highlights

(For a share outstanding during the period)

	For the Period Ended October 31, 2020 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain on investments	0.25
Total from investment operations	0.23

Net asset value, end of period	$10.23

Total Return(b)	2.30	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,356
Ratio of net expenses to average net assets	1.49	%(d)
Ratio of expenses to average net assets before waiver and reimbursement	4.46	%(d)
Ratio of net investment loss to average net assets	(0.55	)%(d)
Portfolio turnover rate(e)	15	%(c)

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

14	See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements

October 31, 2020

NOTE 1. ORGANIZATION

Standpoint Multi-Asset Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on October 10, 2019. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Standpoint Asset Management, LLC (the “Adviser”). The investment objective of the Fund is to seek positive absolute returns.

The Fund currently offers two classes of shares, Institutional Class and Investor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The consolidated financial statements of the Fund include the Fund and its wholly-owned subsidiary, Standpoint Multi-Asset (Cayman) Fund, Ltd. (the “CFC”). The CFC commenced operations on January 8, 2020 and is incorporated in the Cayman Islands as an exempted company with limited liability.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

October 31, 2020

from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended October 31, 2020, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., period since inception, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions - The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

October 31, 2020

capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

For the fiscal year ended October 31, 2020, the Fund made the following reclassifications to increase (decrease) the components of net assets:

Paid-In Capital	Accumulated Earnings (Deficit)
$(162,868)	162,868

Consolidation of Subsidiary – Standpoint Multi-Asset (Cayman) Fund, Ltd. – The Consolidated Schedules of Investments and Futures Contracts of the Fund include the investments of the CFC, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. As of October 31, 2020, the net assets of the CFC were $1,710,301, which represented 8.83% of the Fund’s net assets.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

October 31, 2020

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

October 31, 2020

security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,233,915	$—	$—	$9,233,915
Money Market Funds	703,574	—	—	703,574
Short Futures Contracts (a)	64,909	—	—	64,909
Total	$10,002,398	$—	$—	$10,002,398

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts(a)	$(243,982)	$—	$—	$(243,982)
Total	$(243,982)	$—	$—	$(243,982)

(a)	The amount shown represents the net unrealized appreciation/(depreciation) of the futures contracts.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

Futures Contracts – The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to obtain market exposure in an effort to generate returns. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

October 31, 2020

The following tables identify the location and fair value of derivative instruments on the Consolidated Statement of Assets and Liabilities as of October 31, 2020, and the effect of derivative instruments on the Consolidated Statement of Operations for the period December 30, 2019 (commencement of operations) through October 31, 2020.

At October 31, 2020:

	Assets	Liabilities
Contract Type/Primary Risk Exposure	Unrealized Appreciation on Futures Contracts*	Unrealized Depreciation on Futures Contracts*
Equity Contracts	$—	$108,408
Foreign Exchange Contracts	160	81,020
Interest Rate Contracts	25,055	40,087
Commodity Contracts	107,931	82,704

*

Includes cumulative appreciation/(depreciation) on futures contracts, as reported in the Consolidated Schedule of Future Contracts. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

For the period December 30, 2019 (commencement of operations) through October 31, 2020:

Location	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Commodity Contracts	Total
Net realized gain (loss) on:
Futures contracts	$(239,351)	$18,090	$158,663	$322,646	$260,048

Net change in unrealized appreciaiton (depreciation) on:
futures contracts	(108,408)	(80,860)	(15,032)	25,227	(179,073)

The following summarizes the average ending monthly fair value of derivatives outstanding during the period December 30, 2019 (commencement of operations) through October 31, 2020:

Derivatives	Average Ending Monthly Notional Value
Long Futures Contracts	$12,925,116
Short Futures Contracts	(1,336,617)

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

October 31, 2020

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of October 31, 2020:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Variation Margin on Futures Contracts	$(40,597)	$—	$(40,597)	$—	$40,597	$—

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.24% of the Fund’s average daily net assets. For the period December 30, 2019 (commencement of operations) through October 31, 2020, before the waiver described below, the Adviser earned a fee of $95,212 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.24% of the Fund’s average daily net assets through February 28, 2021. For the period December 30, 2019 (commencement of operations) through October 31, 2020, the Adviser waived fees and reimbursed expenses in the amount of $227,919. At October 31, 2020, the Fund was owed $5,300 from the Adviser.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

October 31, 2020

the recoupment. As of October 31, 2020 the Adviser may seek repayment of investment advisory fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable through
October 31, 2023	$227,919

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the fiscal year ended October 31, 2020, the Administrator earned fees of $20,000 for administration services, $45,765 for fund accounting services, $17,500 for transfer agent services, and $10,000 for compliance services. At October 31, 2020, the Fund owed the Administrator $9,411 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Independent Trustee of the Trust received annual compensation of $2,290 per fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each received annual compensation of $2,740 per fund from the Trust. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Each Director for the CFC received $500 annual compensation from the Fund.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Fund’s Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. For the period December 30, 2019 (commencement of operations) through October 31, 2020, Investor Class shares’ 12b-1 Expenses incurred by the Fund were $1,441. The Fund owed $274 for Investor Class 12b-1 Expenses as of October 31, 2020.

NOTE 6. INVESTMENT TRANSACTIONS

For the period December 30, 2019 (commencement of operations) through October 31, 2020, purchases and sales of investment securities, other than short-term investments, were $10,134,589 and $718,589, respectively.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

October 31, 2020

There were no purchases or sales of long-term U.S. government obligations during the period December 30, 2019 (commencement of operations) through October 31, 2020.

NOTE 7. FEDERAL TAX INFORMATION

At October 31, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(182,085)
Net unrealized depreciation on investments	$(182,085)
Tax cost of investments	$10,119,574

At October 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$314,148
Accumulated capital and other losses	(12,469)
Unrealized depreciation	(275,988)
Total accumulated earnings	$25,691

The differences between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to: tax deferral of losses on wash sales and mark to market on futures contracts.

As of October 31, 2020, the Fund had long-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $12,469.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Standpoint Multi-Asset Fund and
Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedules of investments and futures contracts, of Standpoint Multi-Asset Fund (the “Fund”), a series of Unified Series Trust, as of October 31, 2020, and the related consolidated statement of operations, the consolidated statement of changes in net assets, including the related notes, and the consolidated financial highlights for the period December 30, 2019 (commencement of operations) through October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations, the changes in its net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2020.

COHEN & COMPANY, LTD.
Chicago, Illinois
December 29, 2020

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 through October 31, 2020.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period(a)	Annualized Expense Ratio
Standpoint Multi-Asset Fund
Institutional Class
Actual	$1,000.00	$1,002.00	$6.24	1.24%
Hypothetical(b)	$1,000.00	$1,018.90	$6.29	1.24%
Investor Class
Actual	$1,000.00	$1,001.00	$7.49	1.49%
Hypothetical(b)	$1,000.00	$1,017.65	$7.56	1.49%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

Trustees and Officers (Unaudited)

GENERAL QUALIFICATIONS. The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Kenneth G.Y. Grant (1949) Chairman, January 2017 to present; Independent Trustee, May 2008 to present; Director, Standpoint Multi-Asset (Cayman) Fund, Ltd. (2019 – present)

Current: Director, Advisors Charitable Gift Fund (2020 - present), a Donor Advised Fund.

Previous: EVP, Benefit Plans Administrative Services, Inc., provider of retirement benefit plans administration (2019 – 2020); Director, Northeast Retirement Services (NRS) LLC, a transfer agent and fund administrator; and Director, Global Trust Company (GTC), a non-depository trust company sponsoring private investment product (2003 – 2019); EVP, NRS (2003 – 2019); GTC, EVP (2008 – 2019); EVP, Savings Banks Retirement Association (2003 – 2019), provider of qualified retirement benefit plans.

Daniel J. Condon (1950) Chairman of the Audit Committee; Chairman of the Governance & Nominating Committee; Independent Trustee, December 2002 to present

Current: Retired (2017 - present)

Previous: Executive Advisor of Standard Steel LLC, a Railway manufacturing supply company (2016); Chief Executive Officer of Standard Steel LLC (2011 - 2015); Director of Standard Steel Holdings Co., which owns Standard Steel LLC (2011 - 2016); Director of International Crankshaft Inc. (2004 - 2016).

Gary E. Hippenstiel (1947) Chairman of the Pricing & Liquidity Committee; Independent Trustee, December 2002 to present	Current: President and founder of Hippenstiel Investment Counsel LLC (“Hippenstiel”) since 2008. Hippenstiel was registered as an investment adviser from 2008 to December 31, 2019.
Stephen A. Little (1946) Independent Trustee, December 2002 to present; Chairman, December 2004 to December 2016	Current: President and founder of The Rose, Inc., a registered investment adviser, since 1993.
Ronald C. Tritschler (1952) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006; Director, Standpoint Multi-Asset (Cayman) Fund, Ltd. (2020 – present)	Current: Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001.

*	The address for each Trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this report, the Trust consists of 24 series.

Trustees and Officers (Unaudited) (continued)

The following table provides information regarding the interested Trustee and the Officers of the Trust.

Name, Address*, (Year of Birth), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David R. Carson (1958) President, January 2016 to present; Interested Trustee, August 2020 to present	Current: SVP of Client Strategies of Ultimus Fund Solutions, LLC, since 2013.
Zachary P. Richmond (1980) Treasurer and Chief Financial Officer, November 2014 to present

Current: Vice President, Director of Financial Administration for Ultimus Fund Solutions, LLC, since 2019.

Previous: Assistant Vice President, Associate Director of Financial Administration for Ultimus Fund Solutions, LLC (2015 - 2019); Manager, Fund Administration, Huntington Asset Services, Inc. (2011 - 2015).

Elisabeth Dahl (1962) Secretary, May 2017 to present; Assistant Secretary, March 2016 to May 2017	Current: Attorney, Ultimus Fund Solutions, LLC since March 2016. Previous: Attorney, Cincinnati, OH (2009 - 2016).
Stephen Preston (1966) AML Compliance Officer, May 2017 to present	Current: Vice President and Chief Compliance Officer, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC, since 2011.
Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present	Current: Managing Member, Buttonwood Compliance Partners, LLC, since 2013.

*	The address for each Officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Rev: August 2020

FACTS	WHAT DOES STANDPOINT MULTI-ASSET FUND EQUITY (THE “Fund”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances and account transactions

● transaction or loss history and purchase history

● checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (866) 738-1128

Who we are
Who is providing this notice?	Standpoint Multi-Asset Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● open an account or deposit money

● buy securities from us or sell securities to us

● make deposits or withdrawals from your account or provide account information

● give us your account information

● make a wire transfer

● tell us who receives the money

● tell us where to send the money

● show your government-issued ID

● show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes—information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Standpoint Asset Management, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

Other Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (866) 738-1128 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 738-1128 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

David R. Carson

Daniel J. Condon

Gary E. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,
Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Standpoint Asset Management, LLC

4250 Drinkwater Blvd., Suite 300

Scottsdale, AZ 85251

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

151 N Franklin Street, Suite 575

Chicago, IL 60606

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

MUFG Union Bank, N.A.

350 California Street, Suite 2018

San Francisco, CA 94104

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        Posting: We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)        Availability: The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)       The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Standpoint Multi-Asset Fund:	FY 2020	$23,000

(b)	Audit-Related Fees
Registrant
Standpoint Multi-Asset Fund:	FY 2020	$0

(c)	Tax Fees
Registrant
Standpoint Multi-Asset Fund:	FY 2020	$9,000

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d)	All Other Fees
Registrant
Standpoint Multi-Asset Fund:	FY 2020	$0

Nature of the fees: Transfer Agency system conversion testing

(e)	(1) Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	All of the services described in paragraphs (b) through (d) of Item 4 were pre-approved by the Audit Committee.

(f)        During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2020	$0	$0

(h)        Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a) (1) Code is filed herewith

(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(3)       Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	1/06/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	1/06/2021

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	1/06/2021